Annual Fund Operating Expenses	0 Months Ended
	Jul. 01, 2011
(Columbia International Value Fund ABCIR) | (Columbia International Value Fund) | Class A Shares
Operating Expenses:
Management fees	1.00%
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.23%	[1]
Total annual Fund operating expenses	1.48%
Fee waivers and/or reimbursements	(0.11%)	[2]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.37%
(Columbia International Value Fund ABCIR) | (Columbia International Value Fund) | Class B Shares
Operating Expenses:
Management fees	1.00%
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.23%	[1]
Total annual Fund operating expenses	2.23%
Fee waivers and/or reimbursements	(0.11%)	[2]
Total annual Fund operating expenses after fee waivers and/or reimbursements	2.12%
(Columbia International Value Fund ABCIR) | (Columbia International Value Fund) | Class C Shares
Operating Expenses:
Management fees	1.00%
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.23%	[1]
Total annual Fund operating expenses	2.23%
Fee waivers and/or reimbursements	(0.11%)	[2]
Total annual Fund operating expenses after fee waivers and/or reimbursements	2.12%
(Columbia International Value Fund ABCIR) | (Columbia International Value Fund) | Class I Shares
Operating Expenses:
Management fees	1.00%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.07%	[1]
Total annual Fund operating expenses	1.07%
Fee waivers and/or reimbursements	(0.10%)	[2]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.97%
(Columbia International Value Fund ABCIR) | (Columbia International Value Fund) | Class R Shares
Operating Expenses:
Management fees	1.00%
Distribution and/or service (Rule 12b-1) fees	0.50%
Other expenses	0.23%	[1]
Total annual Fund operating expenses	1.73%
Fee waivers and/or reimbursements	(0.11%)	[2]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.62%
(Columbia International Value Fund Z) | (Columbia International Value Fund) | Class Z Shares
Operating Expenses:
Management fees	1.00%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.23%	[1]
Total annual Fund operating expenses	1.23%
Fee waivers and/or reimbursements	(0.11%)	[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.12%
(Columbia Multi-Advisor International Equity Fund ABCIRR4W) | (Columbia Multi-Advisor International Equity Fund) | Class A Shares
Operating Expenses:
Management fees	0.83%	[4]
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.25%	[1]
Total annual Fund operating expenses	1.33%
Fee waivers and/or reimbursements	(0.01%)	[5]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.32%
(Columbia Multi-Advisor International Equity Fund ABCIRR4W) | (Columbia Multi-Advisor International Equity Fund) | Class B Shares
Operating Expenses:
Management fees	0.83%	[4]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.25%	[1]
Total annual Fund operating expenses	2.08%
Fee waivers and/or reimbursements	(0.01%)	[5]
Total annual Fund operating expenses after fee waivers and/or reimbursements	2.07%
(Columbia Multi-Advisor International Equity Fund ABCIRR4W) | (Columbia Multi-Advisor International Equity Fund) | Class C Shares
Operating Expenses:
Management fees	0.83%	[4]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.25%	[1]
Total annual Fund operating expenses	2.08%
Fee waivers and/or reimbursements	(0.01%)	[5]
Total annual Fund operating expenses after fee waivers and/or reimbursements	2.07%
(Columbia Multi-Advisor International Equity Fund ABCIRR4W) | (Columbia Multi-Advisor International Equity Fund) | Class I Shares
Operating Expenses:
Management fees	0.83%	[4]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.06%	[1]
Total annual Fund operating expenses	0.89%
Fee waivers and/or reimbursements	none	[5]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.89%
(Columbia Multi-Advisor International Equity Fund ABCIRR4W) | (Columbia Multi-Advisor International Equity Fund) | Class R Shares
Operating Expenses:
Management fees	0.83%	[4]
Distribution and/or service (Rule 12b-1) fees	0.50%
Other expenses	0.25%	[1]
Total annual Fund operating expenses	1.58%
Fee waivers and/or reimbursements	(0.01%)	[5]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.57%
(Columbia Multi-Advisor International Equity Fund ABCIRR4W) | (Columbia Multi-Advisor International Equity Fund) | Class R4 Shares
Operating Expenses:
Management fees	0.83%	[4]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.36%	[1]
Total annual Fund operating expenses	1.19%
Fee waivers and/or reimbursements	none	[5]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.19%
(Columbia Multi-Advisor International Equity Fund ABCIRR4W) | (Columbia Multi-Advisor International Equity Fund) | Class W Shares
Operating Expenses:
Management fees	0.83%	[4]
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.25%	[1]
Total annual Fund operating expenses	1.33%
Fee waivers and/or reimbursements	(0.01%)	[5]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.32%
(Columbia Multi-Advisor International Equity Fund Z) | (Columbia Multi-Advisor International Equity Fund) | Class Z Shares
Operating Expenses:
Management fees	0.83%	[4]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.25%	[1]
Total annual Fund operating expenses	1.08%
Fee waivers and/or reimbursements	(0.01%)	[6]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.07%
(Columbia Multi-Advisor International Equity Fund Y) | (Columbia Multi-Advisor International Equity Fund) | Class Y Shares
Operating Expenses:
Management fees	0.83%	[4]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.06%	[1]
Total annual Fund operating expenses	0.89%
(Columbia Marsico International Opportunities Fund ABCIR) | (Columbia Marsico International Opportunities Fund) | Class A Shares
Operating Expenses:
Management fees	1.02%
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.23%	[1]
Total annual Fund operating expenses	1.50%
(Columbia Marsico International Opportunities Fund ABCIR) | (Columbia Marsico International Opportunities Fund) | Class B Shares
Operating Expenses:
Management fees	1.02%
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.23%	[1]
Total annual Fund operating expenses	2.25%
(Columbia Marsico International Opportunities Fund ABCIR) | (Columbia Marsico International Opportunities Fund) | Class C Shares
Operating Expenses:
Management fees	1.02%
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.23%	[1]
Total annual Fund operating expenses	2.25%
(Columbia Marsico International Opportunities Fund ABCIR) | (Columbia Marsico International Opportunities Fund) | Class I Shares
Operating Expenses:
Management fees	1.02%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.06%	[1]
Total annual Fund operating expenses	1.08%
(Columbia Marsico International Opportunities Fund ABCIR) | (Columbia Marsico International Opportunities Fund) | Class R Shares
Operating Expenses:
Management fees	1.02%
Distribution and/or service (Rule 12b-1) fees	0.50%
Other expenses	0.23%	[1]
Total annual Fund operating expenses	1.75%
(Columbia Marsico International Opportunities Fund Z) | (Columbia Marsico International Opportunities Fund) | Class Z Shares
Operating Expenses:
Management fees	1.02%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.23%	[1]
Total annual Fund operating expenses	1.25%
(Columbia Overseas Value Fund ACIRW) | (Columbia Overseas Value Fund) | Class A Shares
Operating Expenses:
Management fees	0.87%	[4]
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	2.11%	[1]
Total annual Fund operating expenses	3.23%
Fee waivers and/or reimbursements	(1.98%)	[7]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.25%
(Columbia Overseas Value Fund ACIRW) | (Columbia Overseas Value Fund) | Class C Shares
Operating Expenses:
Management fees	0.87%	[4]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	2.11%	[1]
Total annual Fund operating expenses	3.98%
Fee waivers and/or reimbursements	(1.98%)	[7]
Total annual Fund operating expenses after fee waivers and/or reimbursements	2.00%
(Columbia Overseas Value Fund ACIRW) | (Columbia Overseas Value Fund) | Class I Shares
Operating Expenses:
Management fees	0.87%	[4]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	1.91%	[1]
Total annual Fund operating expenses	2.78%
Fee waivers and/or reimbursements	(1.98%)	[7]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.80%
(Columbia Overseas Value Fund ACIRW) | (Columbia Overseas Value Fund) | Class R Shares
Operating Expenses:
Management fees	0.87%	[4]
Distribution and/or service (Rule 12b-1) fees	0.50%
Other expenses	2.11%	[1]
Total annual Fund operating expenses	3.48%
Fee waivers and/or reimbursements	(1.98%)	[7]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.50%
(Columbia Overseas Value Fund ACIRW) | (Columbia Overseas Value Fund) | Class W Shares
Operating Expenses:
Management fees	0.87%	[4]
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	2.11%	[1]
Total annual Fund operating expenses	3.23%
Fee waivers and/or reimbursements	(1.98%)	[7]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.25%
(Columbia Overseas Value Fund Z) | (Columbia Overseas Value Fund) | Class Z Shares
Operating Expenses:
Management fees	0.87%	[4]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	2.11%	[1]
Total annual Fund operating expenses	2.98%
Fee waivers and/or reimbursements	(1.98%)	[8]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.00%
(Columbia Marsico Global Fund ACR) | (Columbia Marsico Global Fund) | Class A Shares
Operating Expenses:
Management fees	1.02%	[4]
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	3.38%	[1]
Total annual Fund operating expenses	4.65%
Fee waivers and/or reimbursements	(3.05%)	[9]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.60%
(Columbia Marsico Global Fund ACR) | (Columbia Marsico Global Fund) | Class C Shares
Operating Expenses:
Management fees	1.02%	[4]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	3.38%	[1]
Total annual Fund operating expenses	5.40%
Fee waivers and/or reimbursements	(3.05%)	[9]
Total annual Fund operating expenses after fee waivers and/or reimbursements	2.35%
(Columbia Marsico Global Fund ACR) | (Columbia Marsico Global Fund) | Class R Shares
Operating Expenses:
Management fees	1.02%	[4]
Distribution and/or service (Rule 12b-1) fees	0.50%
Other expenses	3.38%	[1]
Total annual Fund operating expenses	4.90%
Fee waivers and/or reimbursements	(3.05%)	[9]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.85%
(Columbia Marsico Global Fund Z) | (Columbia Marsico Global Fund) | Class Z Shares
Operating Expenses:
Management fees	1.02%	[4]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	3.38%	[1]
Total annual Fund operating expenses	4.40%
Fee waivers and/or reimbursements	(3.05%)	[10]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.35%

[1]	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.
[2]	Columbia Management Investment Advisers, LLC (the Adviser) and certain of its affiliates have contractually agreed to waive fees or reimburse expenses, through June 30, 2012, so that the Fund's ordinary operating expenses (excluding certain expenses, such as transaction costs and brokerage commissions, interest, taxes, acquired fund fees and expenses, and extraordinary expenses), after giving effect to any balance credits or overdraft charges from the Fund's custodian, do not exceed the annual rates of 1.37%, 2.12%, 2.12%, 0.97% and 1.62% of the Fund's average daily net assets attributable to Class A, Class B, Class C, Class I and Class R shares, respectively. This expense arrangement is made pursuant to a fee waiver and expense cap agreement that may be modified or amended only with approval from all parties to such arrangements, including the Fund and the Adviser.
[3]	Columbia Management Investment Advisers, LLC (the Adviser) and certain of its affiliates have contractually agreed to waive fees or reimburse expenses, through June 30, 2012, so that the Fund's ordinary operating expenses (excluding certain expenses, such as transaction costs and brokerage commissions, interest, taxes, acquired fund fees and expenses, and extraordinary expenses), after giving effect to any balance credits or overdraft charges from the Fund's custodian, do not exceed the annual rate of 1.12% of the Fund's average daily net assets attributable to Class Z shares. This expense arrangement is made pursuant to a fee waiver and expense cap agreement that may be modified or amended only with approval from all parties to such arrangements, including the Fund and the Adviser.
[4]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[5]	Columbia Management Investment Advisers, LLC (the Adviser) and certain of its affiliates have contractually agreed to waive fees or reimburse expenses, through June 30, 2012, so that the Fund's ordinary operating expenses (excluding certain expenses, such as transaction costs and brokerage commissions, interest, taxes, acquired fund fees and expenses, and extraordinary expenses), after giving effect to any balance credits or overdraft charges from the Fund's custodian, do not exceed the annual rates of 1.32%, 2.07%, 2.07%, 0.94%, 1.57%, 1.24% and 1.32% of the Fund's average daily net assets attributable to Class A, Class B, Class C, Class I, Class R, Class R4 and Class W shares, respectively. This expense arrangement is made pursuant to a fee waiver and expense cap agreement that may be modified or amended only with approval from all parties to such arrangements, including the Fund and the Adviser.
[6]	Columbia Management Investment Advisers, LLC (the Adviser) and certain of its affiliates have contractually agreed to waive fees or reimburse expenses, through June 30, 2012, so that the Fund's ordinary operating expenses (excluding certain expenses, such as transaction costs and brokerage commissions, interest, taxes, acquired fund fees and expenses, and extraordinary expenses), after giving effect to any balance credits or overdraft charges from the Fund's custodian, do not exceed the annual rate of 1.07% of the Fund's average daily net assets attributable to Class Z shares. This expense arrangement is made pursuant to a fee waiver and expense cap agreement that may be modified or amended only with approval from all parties to such arrangements, including the Fund and the Adviser.
[7]	Columbia Management Investment Advisers, LLC (the Adviser) and certain of its affiliates have contractually agreed to waive fees or reimburse expenses, through June 30, 2012, so that the Fund's ordinary operating expenses (excluding certain expenses, such as transaction costs and brokerage commissions, interest, taxes, acquired fund fees and expenses, and extraordinary expenses), after giving effect to any balance credits or overdraft charges from the Fund's custodian, do not exceed the annual rates of 1.25%, 2.00%, 0.80%, 1.50% and 1.25% of the Fund's average daily net assets attributable to Class A, Class C, and Class I, Class R and Class W respectively. This expense arrangement is made pursuant to a fee waiver and expense cap agreement that may be modified or amended only with approval from all parties to such arrangements, including the Fund and the Adviser.
[8]	Columbia Management Investment Advisers, LLC (the Adviser) and certain of its affiliates have contractually agreed to waive fees or reimburse expenses, through June 30, 2012, so that the Fund's ordinary operating expenses (excluding certain expenses, such as transaction costs and brokerage commissions, interest, taxes, acquired fund fees and expenses, and extraordinary expenses), after giving effect to any balance credits or overdraft charges from the Fund's custodian, do not exceed the annual rate of 1.00% of the Fund's average daily net assets attributable to Class Z shares. This expense arrangement is made pursuant to a fee waiver and expense cap agreement that may be modified or amended only with approval from all parties to such arrangements, including the Fund and the Adviser.
[9]	Columbia Management Investment Advisers, LLC (the Adviser) and certain of its affiliates have contractually agreed to waive fees or reimburse expenses, through June 30, 2012, so that the Fund's ordinary operating expenses (excluding certain expenses, such as transaction costs and brokerage commissions, interest, taxes, acquired fund fees and expenses, and extraordinary expenses), after giving effect to any balance credits or overdraft charges from the Fund's custodian, do not exceed the annual rates of 1.60%, 2.35%, 1.85% of the Fund's average daily net assets attributable to Class A, Class C, and Class R shares, respectively. This expense arrangement is made pursuant to a fee waiver and expense cap agreement that may be modified or amended only with approval from all parties to such arrangements, including the Fund and the Adviser.
[10]	Columbia Management Investment Advisers, LLC (the Adviser) and certain of its affiliates have contractually agreed to waive fees or reimburse expenses, through June 30, 2012, so that the Fund's ordinary operating expenses (excluding certain expenses, such as transaction costs and brokerage commissions, interest, taxes, acquired fund fees and expenses, and extraordinary expenses), after giving effect to any balance credits or overdraft charges from the Fund's custodian, do not exceed the annual rate of 1.35% of the Fund's average daily net assets attributable to Class Z shares. This expense arrangement is made pursuant to a fee waiver and expense cap agreement that may be modified or amended only with approval from all parties to such arrangements, including the Fund and the Adviser.